Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
NET INCOME	$ 1,266,184		$ 1,795,686
OTHER COMPREHENSIVE INCOME (LOSS):
Unrealized holding gains (losses) arising during period	12,863,346		(26,280,225)
Reclassification adjustment for gains included in income	(710,632)	[1]	(2,499,511)	[1]
Adjustment for effects of deferred acquisition costs	(293,231)		894,503
Net unrealized gains (losses) on investments	11,859,483		(27,885,233)
Actuarial net gain (loss) on pension plan	(3,231,218)		2,839,812
Amortization of actuarial net loss in net periodic pension cost	390,413	[2]	772,646	[2]
Net change in defined benefit pension plan	(2,840,805)		3,612,458
Other comprehensive income (loss) before income taxes	9,018,678		(24,272,775)
Income tax expense (benefit)	3,066,350		(8,485,042)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAXES	5,952,328		(15,787,733)
COMPREHENSIVE INCOME (LOSS)	$ 7,218,512		$ (13,992,047)

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items are included in the computation of net periodic benefit cost (see Note 6).